Performance B.6.3 Deferred tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	$ (85,000,000)	$ (34,000,000)
(Charge)/credit to income statement	75,000,000	31,000,000
Change in scope	0	(73,000,000)
Transfers to assets held for sale	0
Exchange differences	(2,000,000)	0
End of period	(12,000,000)	(85,000,000)
Deferred tax assets	(197,000,000)	(200,000,000)	[1]
Deferred tax liabilities	209,000,000	285,000,000	[1]
Deductible temporary differences	4,943,000,000	4,923,000,000
Unrecognized tax losses	4,668,000,000	4,705,000,000		$ 4,886,000,000
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	621,000,000
Deferred tax assets, intragroup dividends	11,000,000	26,000,000		34,000,000
Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(189,000,000)	(52,000,000)
Deferred tax liabilities	189,000,000	52,000,000
Fixed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	(223,000,000)	(178,000,000)
(Charge)/credit to income statement	81,000,000	41,000,000
Change in scope	0	(88,000,000)
Transfers to assets held for sale	0
Exchange differences	0	2,000,000
End of period	(142,000,000)	(223,000,000)
Deductible temporary differences	57,000,000	92,000,000
Fixed assets | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(97,000,000)	(84,000,000)
Deferred tax liabilities	239,000,000	307,000,000
Unused tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	34,000,000	44,000,000
(Charge)/credit to income statement	150,000,000	(15,000,000)
Change in scope	0	5,000,000
Transfers to assets held for sale	0
Exchange differences	3,000,000	0
End of period	187,000,000	34,000,000
Deductible temporary differences	4,668,000,000	4,705,000,000
Unused tax losses | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(187,000,000)	(34,000,000)
Deferred tax liabilities	0	0
Unremitted earnings
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	(25,000,000)	(34,000,000)
(Charge)/credit to income statement	15,000,000	8,000,000
Change in scope	0	0
Transfers to assets held for sale	0
Exchange differences	(1,000,000)	1,000,000
End of period	(11,000,000)	(25,000,000)
Deferred tax liabilities	0	697,000,000		584,000,000
Unremitted earnings | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0	0
Deferred tax liabilities	11,000,000	25,000,000
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	129,000,000	134,000,000
(Charge)/credit to income statement	(171,000,000)	(3,000,000)
Change in scope	0	4,000,000
Transfers to assets held for sale	0
Exchange differences	(4,000,000)	(3,000,000)
End of period	(46,000,000)	129,000,000
Deductible temporary differences	218,000,000	126,000,000
Other | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(102,000,000)	(134,000,000)
Deferred tax liabilities	148,000,000	5,000,000
Less than 1 year
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	3,000,000	1,000,000		0
1 to 5 years
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	3,000,000	2,000,000		3,000,000
After five years
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	1,089,000,000	493,000,000		493,000,000
No expiry
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	$ 3,573,000,000	$ 4,209,000,000		$ 4,390,000,000

[1]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).